ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of September 30,
	2025	2024
Trade accounts receivable	$23,403,393	$24,220,265
Less: allowance for expected credit losses	(3,768,902)	(2,393,968)
Total accounts receivable, net	$19,634,491	$21,826,297
Current portion	$15,327,945	$21,826,297
Non-current portion	$4,306,546	$-

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of allowance for expected credit losses for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Balance at beginning of the year	$2,393,968	$2,009,779	$1,222,983
Current year addition	1,407,985	334,743	800,423
Exchange differences	(33,051)	49,446	(13,627)
Balance at end of the year	$3,768,902	$2,393,968	$2,009,779